TRADE AND AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE AND AMOUNTS RECEIVABLE
Trade And Amounts Receivable

5. TRADE AND AMOUNTS RECEIVABLE

The Company’s trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at December 31, 2021 and December 31, 2020 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes (“HST”) and other receivables.

	December 31, 2021	December 31, 2020
Thousands of United States dollars
Trade accounts receivable	$5,565	$254
Allowance for expected credit losses	(1,252)	-
HST receivable	259	459
Other receivables	752	209
Total	$5,324	$922

Changes in the trade accounts receivable allowance in the year ended December 31, 2021 relate to establishing an allowance for expected credit losses. There were no write-offs of trade receivables during the year. The Company has no amounts written-off that are still subject to collection enforcement activity as at December 31, 2021. There was an additional $0.1 million of expected credit losses recorded in other receivables as at December 31, 2021. The Company’s aging of trade accounts receivable is as follows:

December 31, 2021
Thousands of United States dollars
Current	$3,880
1-30 Days	544
31-60 Days	137
61-90 Days	478
91-180 Days	461
180+ Days	65
Total trade receivables	$5,565